Leases (Notes)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
Leases
The Company has operating leases for office space, maintenance and warehouse facilities, equipment and employee housing. The Company accounts for the lease component and the non-lease component as a single lease component. The Company's leases have remaining lease terms of less than one year to 10 years, some of which include options to extend. Additionally, the Company subleases certain office space to third parties.

The components of lease expense are as follows (in millions):

Three months ended March 31, 2019
Long-term operating lease cost	$1.1
Short-term operating lease cost	0.2
Sublease income	(0.1)
Total operating lease cost	$1.2

Supplemental balance sheet information related to the Company's operating leases is as follows (in millions, except lease term and discount rate):

March 31, 2019
Operating lease right-of-use assets (included in Other assets on the Condensed Consolidated Balance Sheet)	$12.3

Current lease liability (included in Accrued liabilities on the Condensed Consolidated Balance Sheet)	$3.5
Long-term lease liability (included in Other liabilities on the Condensed Consolidated Balance Sheet)	10.2
Total operating lease liabilities	$13.7

Weighted-average remaining lease term (in years)	6.95

Estimated incremental borrowing cost on a secured basis for similar terms as the underlying lease.	8.25%

For the three months ended March 31, 2019, cash paid for amounts included in the measurement of the Company's operating lease liabilities was $1.1 million.

Maturities of lease liabilities as of March 31, 2019 were as follows (in millions):

Year Ending December 31,
2019 (excluding the three months ended March 31, 2019)	$3.5
2020	3.3
2021	1.5
2022	1.4
2023	1.4
Thereafter	7.2
Total lease payments	18.3
Less imputed interest	(4.6)
Total	$13.7